Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

Shares Value
Common Stocks – 98.4%
Communication Services – 4.9%
Anterix, Inc.* .............................................................. 1,062 $ 40,558
EverQuote, Inc., Class A*(a) .................................................. 2,478 38,211
fuboTV, Inc., Class A* ....................................................... 2,788 26,374
Ibotta, Inc., Class A* ........................................................ 2 60
IMAX Corp.* .............................................................. 2 76
John Wiley & Sons, Inc., Class A .............................................. 1,262 48,082
MediaAlpha, Inc., Class A* ................................................... 3,939 36,633
QuinStreet, Inc.* ........................................................... 3,340 40,113
USA TODAY Co., Inc.* ...................................................... 6,580 46,389
276,496
Consumer Discretionary – 9.0%
Abercrombie & Fitch Co., Class A*(a) ........................................... 400 36,548
Academy Sports & Outdoors, Inc. .............................................. 1 56
American Public Education, Inc.* .............................................. 2 114
Brinker International, Inc.* .................................................... 264 37,691
European Wax Center, Inc., Class A* ........................................... 6,844 39,558
Frontdoor, Inc.* ............................................................ 571 30,183
Garrett Motion, Inc. ......................................................... 1,923 34,941
GigaCloud Technology, Inc., Class A* ........................................... 883 40,071
Graham Holdings Co., Class B ................................................ 37 39,119
Green Brick Partners, Inc.* ................................................... 2 129
LCI Industries(a) ........................................................... 294 36,156
Perdoceo Education Corp. ................................................... 1,174 43,685
Rush Street Interactive, Inc.* ................................................. 2 44
Sally Beauty Holdings, Inc.* .................................................. 2,437 33,752
Standard Motor Products, Inc. ................................................ 987 34,288
Strategic Education, Inc. ..................................................... 476 39,489
Urban Outfitters, Inc.* ....................................................... 591 37,440
Victoria's Secret & Co.* ...................................................... 625 28,975
512,239
Consumer Staples – 3.8%
Central Garden & Pet Co.* ................................................... 1,001 36,807
Energizer Holdings, Inc. ..................................................... 1,813 29,770
Herbalife Ltd.* ............................................................. 2 29
John B Sanfilippo & Son, Inc. ................................................. 474 37,602
Niagen Bioscience, Inc.* ..................................................... 7,752 34,186
Oil-Dri Corp. of America ..................................................... 578 37,622
Village Super Market, Inc., Class A ............................................. 1,000 42,230
218,246
Energy – 6.1%
Archrock, Inc.(a) ........................................................... 1,108 38,558
DHT Holdings, Inc. ......................................................... 1 18
Flowco Holdings, Inc., Class A ................................................ 1,735 35,741
Nabors Industries Ltd.* ...................................................... 503 43,288
Oceaneering International, Inc.* ............................................... 1,104 39,159
PrimeEnergy Resources Corp.* ............................................... 197 45,872
SandRidge Energy, Inc. ..................................................... 2,234 36,437
Teekay Corp. Ltd. .......................................................... 3,025 36,935
Teekay Tankers Ltd., Class A ................................................. 2 147

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Energy (continued)
Valaris Ltd.* ............................................................... 1 $ 98
XCF Global, Inc., Class A* ................................................... 188,857 69,027
345,280
Financials – 21.4%
Alerus Financial Corp.(a) .................................................... 1,642 38,932
Amalgamated Financial Corp.(a) .............................................. 1,017 39,531
American Coastal Insurance Corp.(a) .......................................... 3,439 38,689
American Integrity Insurance Group, Inc. ........................................ 1,925 37,114
Artisan Partners Asset Management, Inc., Class A ................................ 972 35,371
Axos Financial, Inc.*(a) ...................................................... 451 38,376
Bank of NT Butterfield & Son Ltd. (The) ......................................... 771 40,462
Bread Financial Holdings, Inc.(a) .............................................. 552 41,339
Cantaloupe, Inc.* ........................................................... 3,750 40,537
Civista Bancshares, Inc. ..................................................... 1 23
Diamond Hill Investment Group, Inc.(a) ......................................... 228 39,239
Enact Holdings, Inc. ........................................................ 936 38,198
Enova International, Inc.* .................................................... 282 38,304
First BanCorp/Puerto Rico ................................................... 1,853 39,580
First Business Financial Services, Inc. .......................................... 716 38,614
First Financial Corp. ........................................................ 618 39,058
Hamilton Insurance Group Ltd., Class B ........................................ 1,240 36,989
HCI Group, Inc. ............................................................ 224 34,633
Heritage Insurance Holdings, Inc.* ............................................. 1,406 36,908
Hippo Holdings, Inc.*(a) ..................................................... 1,361 35,468
International Bancshares Corp.(a) ............................................. 583 39,230
Kingstone Cos., Inc. ........................................................ 2,378 34,647
Merchants Bancorp(a) ....................................................... 928 39,820
Mercury General Corp. ...................................................... 434 38,257
Northeast Bank ............................................................ 353 39,667
Orange County Bancorp, Inc. ................................................. 1,179 37,704
Parke Bancorp, Inc. ......................................................... 1,405 39,902
PROG Holdings, Inc. ........................................................ 1,112 31,903
Slide Insurance Holdings, Inc.*(a) .............................................. 2,062 37,116
Third Coast Bancshares, Inc.* ................................................ 988 37,376
Universal Insurance Holdings, Inc.(a) ........................................... 1,113 38,020
Velocity Financial, Inc.* ...................................................... 2,106 38,098
WisdomTree, Inc. .......................................................... 2,288 33,313
1,212,418
Health Care – 20.5%
10X Genomics, Inc., Class A* ................................................. 1,698 36,049
Abeona Therapeutics, Inc.* ................................................... 7,646 34,254
ADMA Biologics, Inc.*(a) ..................................................... 2,514 22,651
Alignment Healthcare, Inc.* .................................................. 2,037 35,892
ANI Pharmaceuticals, Inc.*(a) ................................................. 530 40,757
AtriCure, Inc.* ............................................................. 1,252 35,720
Aveanna Healthcare Holdings, Inc.*(a) .......................................... 5,319 34,254
BioCryst Pharmaceuticals, Inc.* ............................................... 1 9
BioLife Solutions, Inc.* ...................................................... 1,618 30,871
Castle Biosciences, Inc.*(a) .................................................. 1,324 32,504

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Health Care (continued)
Catalyst Pharmaceuticals, Inc.*(a) ............................................. 1,696 $ 41,993
CorMedix, Inc.* ............................................................ 5,491 37,284
CorVel Corp.*(a) ........................................................... 759 41,479
Enhabit, Inc.* .............................................................. 2 28
Ensign Group, Inc. (The) ..................................................... 183 36,874
GeneDx Holdings Corp.* ..................................................... 491 31,532
Guardian Pharmacy Services, Inc., Class A* ..................................... 1,169 44,025
Indivior Pharmaceuticals, Inc.* ................................................ 1,197 36,485
Innoviva, Inc.* ............................................................. 1,705 39,726
Ironwood Pharmaceuticals, Inc.* .............................................. 11,447 40,179
Keros Therapeutics, Inc.* .................................................... 2,759 30,459
LeMaitre Vascular, Inc. ...................................................... 362 39,520
LifeStance Health Group, Inc.* ................................................ 5,407 34,443
Ligand Pharmaceuticals, Inc.* ................................................ 1 200
National HealthCare Corp. ................................................... 241 38,488
Nutex Health, Inc.* ......................................................... 354 33,644
PACS Group, Inc.* ......................................................... 1,072 34,433
Phibro Animal Health Corp., Class A ............................................ 717 39,657
Puma Biotechnology, Inc.* ................................................... 6,868 43,887
Rigel Pharmaceuticals, Inc.* .................................................. 1,127 30,474
Tactile Systems Technology, Inc.* .............................................. 1,337 34,936
Talkspace, Inc.* ............................................................ 8,122 42,031
Theravance Biopharma, Inc.* ................................................. 2,145 34,813
TransMedics Group, Inc.* .................................................... 2 199
Veracyte, Inc.* ............................................................. 1,070 34,465
Zevra Therapeutics, Inc.*(a) .................................................. 4,384 40,859
1,165,074
Industrials – 13.7%
Atmus Filtration Technologies, Inc. ............................................. 607 34,459
AZZ, Inc. ................................................................. 288 36,037
Blue Bird Corp.*(a) ......................................................... 673 38,220
Boise Cascade Co. ......................................................... 473 35,877
Deluxe Corp. .............................................................. 1,411 38,859
Douglas Dynamics, Inc. ..................................................... 853 35,903
Dycom Industries, Inc.* ...................................................... 2 678
Fluor Corp.* ............................................................... 748 34,894
Great Lakes Dredge & Dock Corp.* ............................................ 2,310 –
Huron Consulting Group, Inc.* ................................................ 277 35,315
IBEX Holdings Ltd.* ......................................................... 1,355 36,341
Interface, Inc.(a) ........................................................... 1,243 30,976
Kennametal, Inc. ........................................................... 1 36
Lindsay Corp. ............................................................. 1 119
Liquidity Services, Inc.* ...................................................... 2 61
Matson, Inc. ............................................................... 236 38,690
Maximus, Inc. ............................................................. 518 33,204
Modine Manufacturing Co.* .................................................. 172 37,274
Mueller Water Products, Inc., Class A ........................................... 1 27
NWPX Infrastructure, Inc.* ................................................... 505 39,319
Powell Industries, Inc. ....................................................... 76 41,122

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Industrials (continued)
Power Solutions International, Inc.*(a) .......................................... 470 $ 28,614
SkyWest, Inc.* ............................................................. 378 34,712
Sterling Infrastructure, Inc.* .................................................. 91 37,062
Sun Country Airlines Holdings, Inc.* ............................................ 1,989 32,858
Upwork, Inc.* .............................................................. 2,917 31,970
Vicor Corp.* ............................................................... 194 31,234
Watts Water Technologies, Inc., Class A ......................................... 1 290
Willdan Group, Inc.* ........................................................ 439 33,610
777,761
Information Technology – 8.5%
A10 Networks, Inc.(a) ....................................................... 2,033 47,003
Appian Corp., Class A* ...................................................... 1,468 35,394
Bel Fuse, Inc., Class B ...................................................... 170 33,657
Bit Digital, Inc.* ............................................................ 23,443 30,710
Clear Secure, Inc., Class A ................................................... 806 39,018
Commvault Systems, Inc.*(a) ................................................. 460 35,829
Consensus Cloud Solutions, Inc.* .............................................. 1,302 30,910
Credo Technology Group Holding Ltd.* ......................................... 349 32,761
Daily Journal Corp.* ........................................................ 77 37,140
ePlus, Inc. ................................................................ 485 36,496
InterDigital, Inc. ............................................................ 2 604
Napco Security Technologies, Inc. ............................................. 840 33,088
NVE Corp. ................................................................ 2 131
PagerDuty, Inc.* ........................................................... 5,545 34,434
Photronics, Inc.* ........................................................... 1 40
Porch Group, Inc.* .......................................................... 4,769 34,194
Progress Software Corp.* .................................................... 937 24,034
Sanmina Corp.* ............................................................ 1 130
485,573
Materials – 3.9%
Commercial Metals Co. ...................................................... 534 32,804
Constellium SE* ........................................................... 1,575 38,713
Flotek Industries, Inc.*(a) .................................................... 2,550 43,273
Kaiser Aluminum Corp. ...................................................... 2 241
Knife River Corp.* .......................................................... 440 35,926
Titan America SA* .......................................................... 2,161 32,372
TriMas Corp. .............................................................. 1,002 36,012
219,341
Real Estate – 5.2%
Alexander's, Inc.(a) ......................................................... 167 39,445
CBL & Associates Properties, Inc. ............................................. 1,037 39,852
Farmland Partners, Inc. ...................................................... 3,002 33,713
Innovative Industrial Properties, Inc. ............................................ 739 37,068
SITE Centers Corp. ......................................................... 6,356 34,322
St Joe Co. (The) ........................................................... 542 34,038
Terreno Realty Corp. ........................................................ 1 61
Urban Edge Properties ...................................................... 1,842 36,803
Xenia Hotels & Resorts, Inc. .................................................. 2,562 37,995
293,297

Simplify Piper Sandler US Small-Cap PLUS Income ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Value
Common Stocks (continued)
Utilities – 1.4%
American States Water Co. ................................................... 525 $ 39,700
New Jersey Resources Corp. ................................................. 722 39,652
Otter Tail Corp. ............................................................ 1 88
79,440
Total Common Stocks (Cost $5,862,558) ............................................ 5,585,165
U.S. Exchange-Traded Funds – 1.5%
Equity Funds - 1.5%
iShares Russell 2000 ETF
(Cost $77,567) ........................................................... 336 83,328
Money Market Fund – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(b)
(Cost $8,344) ............................................................ 8,344 8,344
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 3 $ 2,205,000 15
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 1 720,000 55
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 3 2,182,500 135
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 1 738,000 33
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 1 730,000 950
1,188
Total Purchased Options (Cost $27,023) .............................................. 1,188
Total Investments – 100.0%
(Cost $5,975,492) .............................................................. $ 5,678,025
Liabilities in Excess of Other Assets – (0.0)%† ......................................... (1,561)
Net Assets – 100.0% ............................................................. $ 5,676,464
* Non Income Producing
† Less than 0.05%
(a) Securities with an aggregate market value of $1,030,113 have been pledged as collateral for options as of March 31, 2026.
(b) Rate shown reflects the 7-day yield as of March 31, 2026.